TANGIBLE ASSETS - Investment properties - Amounts recognized in statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TANGIBLE ASSETS
Income from rents	$ 8,382	$ 10,289	$ 10,370
Direct operating expenses deriving from property investments which create income from rent	(2,268)	(1,929)	(1,486)
Direct operating expenses deriving from property investments which do not create income from rent	(4,454)	(6,211)	(5,112)
Net	$ 1,660	$ 2,149	$ 3,772